UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.     Name and address of issuer:

       Dreyfus Municipal Money Market Fund
       200 Park Avenue
       New York, NY  10166

2.     The name of each series or class of securities for which
       this Form is filed (If the form is being filed for all
       series and classes of securities of the issuer, check the
       box but do not list series or classes):    [  X  ]

3.     Investment Company Act File Number: 811-2946

       Securities Act File Number: 2-65232

4(a).  Last day of fiscal year for which this notice is filed:

       May 31, 1998

4(b).  [    ] Check box if this Form is being filed late (i.e.
       more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).  [    ] Check box if this is the last time the issuer will
       be filing this Form.


5.   Calculation of registration fee:

      (i) Aggregate sale price of securities     $ 456,411,934
          sold during the fiscal year            ------------
          pursuant to section 24(f):

     (ii) Aggregate price of securities          $ 3,064,320,922
          redeemed or repurchased during the     --------------
          fiscal year:

    (iii) Aggregate price of securities          $  -0-
          redeemed or repurchased during any     ---------
          PRIOR fiscal year ending no earlier
          than October 11, 1995 that were not
          previously used to reduce registration
          fees payable to the Commission:

     (iv) Total available redemption credits    -$ 3,064,320,922
          [add Items 5(ii) and 5(iii):          --------------

      (v) Net Sales - if Item 5(I) is greater    $
          than Item 5(iv) [subtract Item 5(iv)   -------------
          from Item 5(i)]:

     (vi) Redemption credits available for     $(2,607,908,988)
          use in future years -- if Item 5(i)   ----------------
          is less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration  x .000295
          fee (See Instruction C.9):                ------------

  (viii)  Registration fee due (multiply          =$ -0-
          Item 5(v) by Item 5(vii) (enter "0"    ==============
          if no fee is due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:2,487,012,297. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.   Interest due -- if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (See
     Instruction D):
                                                      +$  N/A
                                                      ----------

8.   Total of the amount of the registration fee due plus any
interest due
     [line 5(viii) plus line 7]:
                                                       =$ 0
                                                    ===========

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means



                          SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                           /s/Michael Petrucelli, Vice President


     Date:

* Please print the name and title of the signing officer below the signature.